Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information and to support the resilience of our operations. Our cybersecurity risk management program includes a cybersecurity incident response plan.

We design and assess our program based on the National Institute of Standards and Technology Cybersecurity Framework (“NIST CSF”). This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the NIST CSF as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management program includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment through continuous monitoring and systematic evaluation of risks across our enterprise IT environment;
●	Network and Cybersecurity team principally responsible for managing our cybersecurity risk assessment processes, our security controls, and our response to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	cybersecurity awareness training of our employees, incident response personnel, and senior management;
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;
●	a third-party risk management process for service providers, suppliers, and vendors;
●	disaster recovery scenarios for critical business processes;
●	using modern security and quality tools in software development including secure coding practices, open-source component analysis and other security tools integrated within our software development lifecycle; and
●	independent Security Operations Center (“SOC”), it monitors internal and external threats in real time, conducts vulnerability analyses, manages threat intelligence, and coordinates incident response processes through a centralized security operations capability designed to support rapid detection, analysis, and response to potential cybersecurity incidents.

We have identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. We include these risks in our risk assessment process in accordance with our own business objectives.

We recognize that cybersecurity threats are continuously evolving in nature and sophistication. Accordingly, we regularly evaluate and enhance our cybersecurity practices, controls, and monitoring capabilities to support the ongoing protection of our systems, data, and operations.

There can be no assurance that our cybersecurity risk management program and processes, including our policies, controls or procedures, will be fully implemented, complied with or effective in protecting our systems and information.

Cybersecurity Governance

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (“Committee”) oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.

The Committee receives regular reports from management on our cybersecurity risks. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Chief Technology Officer (“CTO”), internal security staff or external experts as-needed as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity oversight forms part of the Board’s broader responsibility for enterprise risk management, and cybersecurity resilience is treated as an important component of the Company’s operational integrity and risk management framework.

Our Network and Cybersecurity team is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.

Our CTO’s and Network and Cybersecurity team’s experience includes over 25 years of combined experience in managing high-traffic multinational e-commerce companies, cyber defense, and enterprise applications, and in systems and network administration as well as cybersecurity.

Our Network and Cybersecurity team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools (such as Firewall and SIEM) deployed in the IT environment.

These activities are supported by centralized monitoring capabilities that enable real-time analysis of security events, vulnerability assessments, and coordination of incident response processes across the Company’s technology environment.

Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. We include these risks in our risk assessment process in accordance with our own business objectives.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (“Committee”) oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (“Committee”) oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.

The Committee receives regular reports from management on our cybersecurity risks. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Chief Technology Officer (“CTO”), internal security staff or external experts as-needed as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true